Commitments, contingencies and guarantees - Maturities of commitments (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 2,694,368
Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	1,593,439
Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	14,413
Less than 1 year [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	1,737,305
Less than 1 year [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	1,593,439
Less than 1 year [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	865
1 to 3 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	97,933
1 to 3 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount
1 to 3 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	2
3 to 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	225,151
3 to 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount
3 to 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	362
More than 5 years [Member] | Commitments to extend credit [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	633,979
More than 5 years [Member] | Liquidity facilities to central clearing counterparties [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount
More than 5 years [Member] | Commitments to invest [Member]
Commitments and Contingencies Disclosure [Line Items]
Contractual amount	¥ 13,184